Leases - Analysis of Lease Liabilities (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease Liabilities [Abstract]
Balance	$ 8,551	$ 8,979	$ 9,148
Additions	0	224	472
Accretion of interest	606	654	668
Payments	(1,301)	(1,306)	(1,309)
Balance	7,856	8,551	8,979
Current	911	1,300	1,308
Non-current	$ 6,945	$ 7,251	$ 7,671